Fair Value Measurements	9 Months Ended
Sep. 30, 2012
Fair Value Measurements [Abstract]
Fair Value Measurements

4. Fair value measurements

ASC 820, Fair Value Measurement (ASC 820), defines fair value as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. ASC 820 also establishes a fair value hierarchy which requires classification based on observable and unobservable inputs when measuring fair value. There are three levels of inputs that may be used to measure fair value:

Level 1—Quoted prices in active markets for identical assets or liabilities.

Level 2—Observable inputs other than Level 1 prices such as quoted prices for similar assets or liabilities; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities.

Level 3—Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities.

The Company’s cash consists of bank deposits. The Company’s cash equivalents measured at fair value as of September 30, 2012 consist of money market mutual funds and marketable securities with a maturity date of less than 90 days at the time of purchase. The Company’s short-term marketable securities measured at fair value as of December 31, 2010 and 2011, respectively, consisted of domestic certificates of deposits at various banks and treasury notes. The Company determines the fair value of these financial assets using Level I inputs.

A summary of financial assets measured at fair value on a recurring basis is as follows:

	December 31, 2010			December 31, 2011			September 30, 2012
	Level 1	Level 2	Level 3	Level 1	Level 2	Level 3	Level 1	Level 2	Level 3
							(unaudited)
	(in thousands)
Financial Assets:
Cash and cash equivalents
Money market mutual fund	$—	$—	$—	$—	$—	$—	$14,756	$—	$—
U.S. municipal securities	—	—	—	—	—	—	3,670	—	—
Short-term marketable securities
Certificates of deposit and treasury notes	750	—	—	250	—	—	—	—	—

Total	$750	$—	$—	$250	$—	$—	$18,426	$—	$—

During 2010, the Company determined certain equipment held by Proto Labs G.K. was impaired. In accordance with ASC 360, Property, Plant and Equipment (ASC 360), the Company adjusted these assets to their estimated fair value. The non-recurring fair value measurement was determined under the market approach using Level II inputs, including estimated selling prices and costs to sell assets of similar age and condition. These assets have been reported at their estimated fair value of $1.3 million at December 31, 2010.